Document and Entity Information	Nov. 23, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 23, 2021
Entity Registrant Name	CANADIAN PACIFIC RAILWAY LTD/CN
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-01342
Entity Tax Identification Number	98-0355078
Entity Address, Address Line One	7550 Ogden Dale Road S.E.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T2C 4X9
City Area Code	403
Local Phone Number	319-7000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000016875
Amendment Flag	false
Common Shares, without par value, of Canadian Pacific Railway Limited [Member]
Entity Information [Line Items]
Trading Symbol	CP
Security Exchange Name	NYSE
Title of 12(b) Security	Common Shares, without par value, of Canadian Pacific Railway Limited
Perpetual 4% Consolidated Debenture Stock of Canadian Pacific Railway Company
Entity Information [Line Items]
Trading Symbol	CP/40
Security Exchange Name	NYSE
Title of 12(b) Security	Perpetual 4% Consolidated Debenture Stock of Canadian Pacific Railway Company